ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

(1) ORGANIZATION AND DESCRIPTION OF BUSINESS

eLong, Inc. (the "Company," and with its subsidiaries and consolidated variable interest entities (the "VIEs"), collectively, the "Group"), is principally engaged in the provision of travel services, including accommodation reservation services, transportation ticketing, and to a lesser extent, internet-related advertising in the People's Republic of China excluding Hong Kong, Macau and Taiwan (the "PRC").

             On May 22, 2015, the Company's then-largest shareholder Expedia Asia Pacific-Alpha Limited ("Expedia Asia Pacific"), which is a subsidiary of Expedia, Inc. ("Expedia"), sold all of its equity interests in the Company to C-Travel International Limited ("C-Travel"), a Cayman Islands exempted company and a wholly owned subsidiary of Ctrip.com International Ltd. ("Ctrip"), a Cayman Islands exempted company, Keystone Lodging Holdings Limited ("Keystone"), Plateno Group Limited ("Plateno"), and Luxuriant Holdings Limited ("Luxuriant"). This transaction resulted in the purchasing shareholders holding shares representing approximately 82%, in the aggregate, of the total voting power in the Company. Following the announcement of the Expedia sale, TCH Sapphire Limited ("TCH"), a British Virgin Islands business company wholly owned by Tencent Holdings Limited ("Tencent"), held approximately 15% of the total voting power in the Company.

The Company, through its subsidiaries, conducts its operations in the PRC through a series of arrangements with the VIEs. These VIEs facilitate the Company's participation in internet content provision, call center services, travel agency and transportation ticketing services, which are industries in the PRC in which foreign ownership is restricted. The Company does not have any direct equity interest in the VIEs. However, pursuant to agreements with the VIEs and the individual shareholders of the VIEs, which include powers of attorney, spousal waivers, technical services agreements, business operations agreements, equity interest pledge agreements, exclusive purchase right agreements and loan agreements, the Company is the primary beneficiary of the VIEs with the power to direct the activities of the VIEs, absorb the VIEs' expected losses and receive the VIEs' residual returns to the extent such returns are paid as dividends and other payments. As a result, the Company consolidates the VIEs as required by Accounting Standards Codification ("ASC") subtopic 810-10, Consolidation: Overall.

The principal terms of the key agreements among the Company, its wholly-owned subsidiary eLongNet Information Technology (Beijing) Co., Ltd. ("eLong Information"), and the VIEs and their shareholders are described below:

Powers of attorney. The VIE shareholders who are natural persons have each provided irrevocable powers of attorney in favor of the Company. Under the powers of attorney, the Company (or its designee) has been fully authorized to exercise all powers of the VIE shareholders. The powers of attorney are each for a period of twenty years, with automatic renewal as long as, with respect to each individual shareholder of each VIE, such person remains a shareholder of the VIE. The powers of attorney provide power to the Company to direct and control the activities of the VIEs.

Spousal waivers. The spouses of the VIE shareholders who are natural persons have each provided letters to the Company and eLong Information in which they confirm that the individual VIE shareholders hold the shares of VIEs as nominees, and that such shareholding is not a part of the VIE shareholders' personal assets, marital property, or inheritable property, and are not subject to any claims from any family members of the VIE shareholders.

Technical services agreements. eLong Information has the exclusive right to provide the VIEs with services relating to their operations. eLong Information has also granted the VIEs a non-exclusive license to use certain software owned by eLong Information. The VIEs have agreed to make payments to eLong Information for the service and software license fees, and the service and software license fees may be adjusted by eLong Information unilaterally. The technical services agreements are valid for twenty years with automatic renewal. Upon consolidation, the service and software license fees are eliminated.

Business operations agreements. eLong Information has agreed to provide third parties with guarantees of performance by the VIEs of contracts, agreements and transactions in connection with their business operations. In return, the VIEs have agreed to pledge their accounts receivable and mortgage or pledge all their assets to eLong Information. eLong Information may, at its sole discretion, provide the VIEs performance guarantees and working capital loan guarantees in connection with the VIEs' business operations. In addition, the VIEs and their shareholders have each agreed not to enter into any transaction that would substantially affect the assets, rights, obligations or operations of the VIEs without the prior written consent of eLong Information. The VIE shareholders have agreed that, upon instruction from eLong Information, they will appoint or remove the VIEs' directors and executive officers and accept eLong Information's direction regarding operations and financial and personnel management of the VIEs. Under the business operations agreements, if any of the agreements between eLong Information and the VIEs terminate or expire, eLong Information may terminate any other agreements between eLong Information and the VIEs, including the business operations agreements. The business operations agreements have 20-year terms with automatic renewal

Equity interest pledge agreements. The VIE shareholders have each pledged their entire ownership interests in the VIEs to eLong Information to secure the payment obligations of the VIEs under the technical services agreements and other agreements. Upon the occurrence of events of default specified in the agreements, including failure of the VIEs to make required payments of service and software license fees to eLong Information under the technical services agreements or to perform any of their obligations under other agreements, including the business operations agreements, eLong Information may enforce the pledges. The equity interest pledge agreements have terms of 20 years with automatic renewal. The pledges by the individual shareholders of the VIEs in favor of eLong Information have been registered with the Beijing Chaoyang District Administration of Industry and Commerce.

Exclusive purchase right agreements. The Company and any third party designated by the Company have the option, at any time when applicable PRC law permits foreign invested companies to operate an internet content provision business, to purchase from the VIE shareholders their respective equity interests in the VIEs. The exercise price of the option is equal to the actual paid-in registered capital of the VIEs (or pro rata portion thereof, as appropriate) unless otherwise specified under PRC law on the date of exercise. If the transfer price of the equity interest is greater than the loan amount, the shareholders are required to immediately return the proceeds from the transfer price in excess of the loan amount to the Company or a person designated by the Company. The exclusive purchase right agreements have terms of 20 years with automatic renewal.

Loan agreements. The Company has made loans to the VIE shareholders for contributions to the paid-in registered capital of the VIEs. The full original principal amount of such loans was outstanding as of December 31, 2015. The loans are interest free and have a repayment term of 20 years with automatic renewal. The manner and timing of repayment is at the sole discretion of the Company. In the event that the Company exercises its option to purchase the equity interests in the VIEs held by the VIE individual shareholders pursuant to the exclusive purchase right agreements, the loans will accelerate, be repaid from the proceeds of the option exercise and be discharged. The loans will also accelerate under certain other conditions, such as the incapacity of the VIE shareholders or the termination of employment with the Company of the VIE shareholders. On consolidation, these loans are eliminated. The Company has agreed to provide unlimited financial support to the VIEs for their operations, and the Company has agreed to not require repayment of such financial support if the VIEs are unable to do so. The VIEs may not declare or distribute dividends without the prior consent of the Company. The shareholders of the VIEs have each agreed to immediately pay to the Company or to a party designated by the Company any profit, bonus, distribution or dividend that they receive from the VIEs. There were no bonuses, dividends or distributions of profit from inception of the VIEs to December 31, 2015.

             Mr. Guangfu Cui, the Company's former Chief Executive Officer, and Mr. Gary Ding, an employee of the Company, held the shares of the VIEs prior to September 7, 2015. On September 7, 2015, Mr. Cui and Mr. Ding transferred all of their equity interests of 87.5% and 12.5%, respectively, in Beijing eLong Information Technology Co. Ltd. ("Beijing Information") to Mr. Hao Jiang, the Company's Chief Executive Officer, and Mr. Rong Zhou, the Company's Chief Operating Officer. In addition, on September 7, 2015, Mr. Cui, transferred all of his equity interest of 1.67%, in Beijing Asiamedia Interactive Advertising Co., Ltd. ("Beijing Media") to Mr. Jiang. Upon the completion of these share transfers, Mr. Hao Jiang and Mr. Rong Zhou hold 87.5% and 12.5%, respectively, of Beijing Information and Mr. Hao Jiang holds 1.67% of Beijing Media. Beijing Information has direct and indirect subsidiaries and affiliate companies, including:

(1)	Beijing Media, 98.33% owned by Beijing Information and 1.67% owned by Mr. Jiang;
(2)	Beijing eLong Air Travel Services Co., Ltd. (“Beijing Air”), 93% owned by Beijing Information and 7% owned by Beijing Media;
(3)	Hangzhou eLong Air Service Co., Ltd. (“Hangzhou Air”), 100% owned by Beijing Air;
(4)	Shenzhen JL-Tour International Travel Service Co., Ltd.("Shenzhen JL"), 35% owned by Beijing Information and 21% owned by a wholly-owned subsidiary of Beijing Media;
(5)	Beijing eLong International Travel Co., Ltd. ("Beijing Travel"), 70% owned by Beijing Information and 30% owned by Beijing Air; and
(6)	Other direct and indirect subsidiaries of Beijing Information.

Company management believes, and has obtained a legal opinion from the Company's outside PRC legal counsel, that, (i) the ownership structure of the Company and its VIEs is in compliance with PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid and binding, and not in violation of current PRC laws or regulations; and (iii) the Group's business operations are in compliance with PRC laws and regulations in all material respects. However, uncertainties in the PRC legal system could cause the Company's current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company's ability to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the contractual agreements with the VIEs.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC laws or regulations, the Company could be subject to penalties, which could include, but not be limited to, revocation of business and operating licenses, being required to discontinue or restrict business operations, restriction of the Company's right to collect revenues, temporary or permanent blocking of the Company's websites, the Company being required to restructure its operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties could have a material adverse effect on the Company's ability to conduct its business.

The following table sets forth the assets and liabilities of the VIEs included in the Company's consolidated balance sheets:

	Year ended December 31,
	2014	2015
	RMB	RMB	US$
Current assets	443,485,074	494,584,873	76,350,748
Non-current assets	324,518,147	200,589,596	30,965,697
Total assets	768,003,221	695,174,469	107,316,445
Current liabilities	431,127,653	353,388,835	54,553,835
Non-current liabilities	21,231,082	15,170,717	2,341,955
Total liabilities	452,358,735	368,559,552	56,895,790
Total net assets	315,644,486	326,614,917	50,420,655

The following table sets forth the results of operations of the VIEs included in the Company's consolidated statements of comprehensive loss:

	Year ended December 31,
	2013	2014	2015
Net revenues	228,269,599	239,338,887	305,348,303
Net loss	14,383,536	26,756,066	82,678,932

As of December 31, 2015, there was no pledge or collateralization of the VIEs' assets to third parties. As all the VIEs are incorporated as limited liability companies under PRC law, creditors of the VIEs do not have recourse to the general credit of the Company for the liabilities of the VIEs, other than pursuant to any separate guarantee arrangements entered into by the Company or its subsidiaries, such as the air ticket payment obligation discussed in Note 11 "Commitments and Contingencies". The Company is obligated to absorb the VIEs' expected losses and to provide financial support to the VIEs if required. For the years ended December 31, 2013, 2014 and 2015, the Company has not provided financial support other than that which it was contractually required to provide. The Company believes that there are no assets of the VIEs that can be used only to settle obligations of the VIEs.